Investment Risks - Tuttle Capital Heavy Assets Low Obsolescence ETF	May 13, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The market price of instruments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities and other financial instruments may decline in value due to factors affecting markets generally or particular industries represented in the markets. The value of a financial instrument may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages, increased production costs and competitive conditions within an industry.

Passive Strategy/Index Risk Member
Prospectus [Line Items]
Risk [Text Block]
Passive Strategy/Index Risk. The Fund is not actively managed. Rather, the Fund attempts to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund will hold securities included in the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. The Fund will not take temporary defensive positions in response to adverse market, economic, or other conditions and will remain fully invested in accordance with its investment strategy. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Index Tracking Risk Member
Prospectus [Line Items]
Risk [Text Block]
Index Tracking Risk. While the Fund is intended to track the performance of the Index as closely as possible (i.e., to achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to expenses and transaction costs incurred in adjusting the portfolio, timing differences, cash flows, or other operational factors. In addition, it is possible that the Fund may not fully replicate the performance of the Index due to the unavailability of certain securities, market disruptions, or other extraordinary circumstances (e.g., if trading in a security has been halted).

Thematic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Thematic Investment Risk. The Fund’s investment strategy is based on a specific theme—emphasizing companies with significant tangible assets and durable, asset-backed cash flows. The success of this strategy depends in part on the Index Provider’s ability to identify companies that meet these criteria. There can be no assurance that the companies selected for the Index will exhibit lower exposure to technological disruption or outperform other segments of the market. The theme may fall out of favor, underperform broader equity markets, or experience periods of significant volatility.

Asset-Heavy And Capital-Intensive Business Risk Member
Prospectus [Line Items]
Risk [Text Block]
Asset-Heavy and Capital-Intensive Business Risk. Companies with significant investments in property, plant, and equipment and other physical infrastructure are often capital intensive and may require substantial ongoing expenditures to maintain or expand operations. Such companies may be more sensitive to increases in interest rates, higher input costs, supply chain disruptions, regulatory changes, labor shortages, or declines in demand for their products or services. High fixed costs may magnify the impact of reduced revenues during economic downturns.

Sector Focus Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sector Focus Risk. The Fund is not expected to be concentrated (i.e., invest 25% or more of its assets) in any single industry or group of industries at the time of launch, although it may be concentrated in a an industry or group of industries in the future to the extent the Index is concentrated in an industry or group of industries. The Index may have significant exposure to certain capital-intensive sectors, such as industrials, energy, utilities, materials, or consumer staples. As a result, while the Fund is not expected to be concentrated at the time of launch, it may have meaningful exposure to certain sectors. Companies within these sectors may be similarly affected by economic, regulatory, political, or market events, which may increase the volatility of the Fund’s returns and cause the Fund to underperform more diversified equity funds.

Sector Focus Risk, Energy Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Energy Sector Risk. Companies in the energy sector are subject to risks including fluctuations in commodity prices, changes in supply and demand, geopolitical events, regulatory developments, environmental risks, and changes in government policy. Energy companies may experience significant price volatility and may be adversely affected by declines in energy prices or increased environmental regulation.
Sector Focus Risk, Utilities Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Utilities Sector Risk. Utility companies are subject to extensive regulation, which may limit their profitability. They may be adversely affected by changes in interest rates, energy prices, environmental regulations, and operational risks such as natural disasters or infrastructure failures.
Industrials and Materials Sector Risk, Industrials And Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Industrials and Materials Sector Risk. Companies in the industrials and materials sectors may be adversely affected by supply chain disruptions, fluctuations in commodity prices, labor shortages, technological changes, environmental liabilities, and changes in global trade conditions. These sectors may be cyclical and sensitive to economic growth.

Consumer Staples Sector Risk, Consumer Staples Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Consumer Staples Sector Risk. Consumer staples companies may be adversely affected by changes in consumer spending patterns, commodity price volatility, competitive pressures, and regulatory developments. Although often considered defensive, these companies may underperform during periods of strong economic growth.
Equal-Weight / Modified Equal-Weight Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equal-Weight Risk. Because the Index uses an equal-weight methodology, the Fund will allocate approximately the same weight to each constituent at each reconstitution, regardless of the constituent’s market capitalization. As a result, the Fund may allocate a greater percentage of its assets to comparatively smaller constituents within the Index than a market capitalization-weighted index would. Accordingly, the Fund may experience greater volatility and different performance characteristics than funds that weight holdings based on market capitalization.

Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Investments in equity securities may be subject to liquidity risk, which is the risk that the Fund may be unable to sell a security at a reasonable price within the desired time frame. In stressed market conditions, the liquidity of the Fund’s portfolio holdings may decrease, which could affect the Fund’s ability to meet redemptions efficiently.

Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Changes in interest rates can result in losses for fixed-income and other securities. Specifically, for fixed-income securities or fixed-income ETFs, when interest rates rise, the market values of the fixed-income instruments normally decrease. Typically, the longer the maturity or duration of a fixed-income security, the greater the security’s sensitivity to changes in interest rates. Changes in monetary policy, government policy, government spending and inflation may affect the level of interest rates.

Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cash Redemption Risk. The Fund intends to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. The Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

ETF Structure Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Structure Risk. The Fund is structured as an ETF and is therefore subject to special risks. Such risks include:

Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

ETF Structure Risk, Trading Issues Risk Member
Prospectus [Line Items]
Risk [Text Block]
Trading Issues Risk. Trading in ETF shares on an exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the ETF’s shares inadvisable, such as extraordinary market volatility. There can be no assurance that an ETF’s shares will continue to meet the listing requirements of its exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of an ETF. In stressed market conditions, the liquidity of shares of an ETF may begin to mirror the liquidity of the ETF’s underlying portfolio holdings, which can be significantly less liquid than shares of the ETF. This adverse effect on liquidity for the ETF’s shares in turn could lead to differences between the market price of the ETF’s shares and the underlying value of those shares.

ETF Structure Risk, Market Price Variance Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Price Variance Risk. The market prices of shares of an ETF will fluctuate in response to changes in the ETF’s NAV, and supply and demand for ETF shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that ETF shares may trade at a discount to NAV. The market price of an ETF’s shares may deviate from the value of the ETF’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the ETF bought or sold.

ETF Structure Risk, Authorized Participants (“APs”), Market Makers, And Liquidity Providers Risk Member
Prospectus [Line Items]
Risk [Text Block]
Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. ETFs have a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of an ETF may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

ETF Structure Risk, Costs Of Buying Or Selling Shares Of An ETF Member
Prospectus [Line Items]
Risk [Text Block]
Costs of Buying or Selling Shares of an ETF. Due to the costs of buying or selling shares of an ETF, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of an ETF may significantly reduce investment results and an investment in shares of an ETF may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]
New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.